18. Marketable debt securities (Details 2)	12 Months Ended
Dec. 31, 2020
Indexers Domestic [Member]
Indexers:
Treasury Bills	100% to 112% of CDI
Treasury Bills	100% of IGPM
Treasury Bills	100% of IPCA
Treasury Bills	Pre fixed: 3.41% to 16.97%
Treasury Bills	104.75% of SELIC
Real estate credit notes - LCI	80% to 102.5% of CDI
Real estate credit notes - LCI	Pre fixed: 2.4% of 10.33%
Real estate credit notes - LCI	1.5 to 1.7% of IPCA
Real estate credit notes - LCI	1.65% of TR
Agribusiness credit notes - LCA	85% to 102,5% of CDI
Guaranteed Real Estate Credit Notes - LIG	94% to 98% of CDI
Indexers Abroad [Member]
Indexers:
Eurobonds	0.0% to 10%
Eurobonds	CDI+6.4%